Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFO
RMAN
CE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”), and certain financial performance measurements with respect to the Company. The Human Capital and Compensation Committee does not utilize CAP as a basis for making compensation decisions. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis”
on
page 40.
PAY VS. PERFORMANCE TABLE

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (MR. HORNBUCKLE) (A)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (MR. MURREN) (A)	COMPENSATION ACTUALLY PAID TO PEO (MR. HORNBUCKLE) (B)	COMPENSATION ACTUALLY PAID TO PEO (MR. MURREN) (B)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (C)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (B)(C)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ THOUSANDS) (F)	RELATIVE TSR (G)
							TOTAL SHAREHOLDER RETURN (D)	PEER GROUP TOTAL SHAREHOLDER RETURN (E)

2024	$15,819,584	$—	$(454,449)	$—	$5,935,142	$578,762	$105.11	$75.79	$1,064,608	8 th percentile

2023	17,003,794	—	37,969,761	—	6,096,685	11,440,495	135.40	74.67	1,314,924	78 th percentile

2022	16,238,075	—	6,386,343	—	5,467,867	2,842,563	101.61	57.48	206,731	36 TH percentile

2021	13,274,524	—	29,119,443	—	5,668,010	9,147,716	135.97	77.17	1,208,389	84 th percentile

2020	13,988,135	36,180,335	22,190,584	24,162,737	5,440,857	5,270,119	95.44	88.55	(1,319,907)	23 rd percentile

(A)
Amounts represent total compensation as reported for Mr. Hornbuckle and Mr. Murren for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Compensation Tables—Summary Compensation Table” in this and prior year reports.

(B)
Amounts represent CAP, as computed in accordance with Item 402(v) of Regulation
S-K.
Amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or the NEOs during the applicable year.

Reconciliation of compensation actually paid to Mr. Hornbuckle and the other NEOs to amounts shown in the Summary Compensation Table

			MINUS	PLUS	PLUS/ (MINUS)	PLUS	PLUS/ (MINUS)	MINUS	EQUALS
	YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF EQUITY AWARDS ($)	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS ($)	FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR ($)	FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)

PEO (Hornbuckle)

	2024	$15,819,584	$(10,000,000)	$7,883,536	$(10,799,864)	$—	$(3,357,705)	$—	$(454,449)

	2023	17,003,794	(10,000,000)	12,922,612	6,984,340	—	11,059,015	—	37,969,761

	2022	16,238,075	(10,000,000)	10,933,421	(7,210,431)	—	(3,574,722)	—	6,386,343

	2021	13,274,524	(8,000,000)	8,065,872	12,016,295	—	3,762,752	—	29,119,443

	2020	13,988,135	(11,942,950)	23,378,267	(367,494)	—	(240,016)	(2,625,358)	22,190,584

PEO (Murren)

	2020	$36,180,335	$(10,870,634)	$—	$(1,037,152)	$7,000,000	$(612,836)	$(6,496,976)	$24,162,737

Other Named Executive Officers (Average)

	2024	$5,935,142	$(3,250,000)	$2,586,043	$(3,407,574)	$—	$(943,924)	$(340,925)	$578,762

	2023	6,096,685	(3,125,000)	4,038,351	2,285,821	—	2,144,638	—	11,440,495

	2022	5,467,867	(3,125,000)	3,416,725	(2,007,681)	—	(909,348)	—	2,842,563

	2021	5,668,010	(3,209,438)	3,489,191	1,883,198	—	1,316,755	—	9,147,716

	2020	5,440,857	(2,866,283)	4,570,363	(202,976)	—	(115,718)	(1,556,124)	5,270,119
The following information is relevant to the above table. The Reported Value of Equity Awards column includes the values originally reported in the Stock Awards column in the Summary Compensation Table (SCT), as well as the RSUs awarded to Mr. Fritz in 2024 in connection with the Company’s entry into an agreement with Playtech to provide a digital offering with respect to live dealer. Fair value computations with respect to Absolute TSR PSUs and Relative TSR PSUs were computed in accordance with FASB ASC 718 using a Monte Carlo simulation. Fair value computations with respect to RSUs were computed based on the value of MGM stock on the date of computation, i.e., the end of the calendar year, the date of vesting, or the date of forfeiture, as the case may be. Footnote (c) below contains the names of the Named Executive Officers included in the averages. No information is presented in this table with regard to equity awards issued with respect to the annual incentive plan that were reported in the
Non-Equity
Incentive Plan Compensation column of the SCT, or with respect to RSUs issued in lieu of salary during 2020 that were reported in the Salary column of the SCT. With respect to Messrs. Murren and Rafiq, both of whom terminated in 2020, a portion of their RSUs became time-vested at termination but were subject to payout on the original vesting dates; since payout on such dates was subject to satisfaction of restrictive covenants that were part of the original terms of the award, the vesting date was treated as the original payment date. A portion of Mr. Murren’s $7 million RSU grant in 2020 was cash settled in 2020; since the original grant was reported in the Stock Award Column, the cash settlement was not treated separately from the portion settled in stock.

(C)
Amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Hornbuckle and Mr. Murren) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, 2023 and 2022, Messrs. Halkyard, Sanders, Fritz, and McManus; for 2021, Messrs. Halkyard, Sanders, Mandadi, and McManus; and for 2020, Messrs. Sanders, McManus, and Rafiq.

(D)
Cumulative TSR is calculated by assuming a $100 hypothetical investment at December 31,2019 and then for each measurement period multiplying the value at the start of the measurement period by the number obtained by dividing (1) the sum of (A) the cumulative amount of dividends for the measurement period beginning December 31, 2019 (assuming dividend reinvestment), and (B) the difference between the Company’s share price at the end and the beginning of the measurement period by (2) the Company’s share price at the beginning of the measurement period.

(E)
Represents the weighted peer group TSR of the companies included in the Dow Jones U.S. Gambling Index by tracking the performance of a $100 hypothetical investment in the common stock of the constituent companies (including dividend reinvestment) from December 31, 2019, through the end of each respective period presented in the table above.

(F)	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(G)	Based on the S&P500 Constituents as of January 1 of relevant year.

Company Selected Measure Name	RELATIVETSR
Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, 2023 and 2022, Messrs. Halkyard, Sanders, Fritz, and McManus; for 2021, Messrs. Halkyard, Sanders, Mandadi, and McManus; and for 2020, Messrs. Sanders, McManus, and Rafiq.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR of the companies included in the Dow Jones U.S. Gambling Index by tracking the performance of a $100 hypothetical investment in the common stock of the constituent companies (including dividend reinvestment) from December 31, 2019, through the end of each respective period presented in the table above.
Non-PEO NEO Average Total Compensation Amount	$ 5,935,142	$ 6,096,685	$ 5,467,867	$ 5,668,010	$ 5,440,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 578,762	11,440,495	2,842,563	9,147,716	5,270,119
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR 2020-2024
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income 2020-2024
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus One-Year Relative TSR vs. S&P 500 Constituents
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus TSR 2020-2024
Tabular List, Table
Financial Performance Measures
The three most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Shareholder Return (“TSR”).

•	Relative TSR, measured with respect to the S&P 500 Index.

•	Stock Price.

Total Shareholder Return Amount	$ 105.11	135.4	101.61	135.97	95.44
Peer Group Total Shareholder Return Amount	75.79	74.67	57.48	77.17	88.55
Net Income (Loss)	$ 1,064,608,000	$ 1,314,924,000	$ 206,731,000	$ 1,208,389,000	$ (1,319,907,000)
Company Selected Measure Amount	8	78	36	84	23
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”).
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR, measured with respect to the S&P 500 Index.
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price.
Mr Hornbuckle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,819,584	$ 17,003,794	$ 16,238,075	$ 13,274,524	$ 13,988,135
PEO Actually Paid Compensation Amount	$ (454,449)	$ 37,969,761	$ 6,386,343	$ 29,119,443	$ 22,190,584
PEO Name	Mr. Hornbuckle	Mr. Hornbuckle	Mr. Hornbuckle	Mr. Hornbuckle	Mr. Hornbuckle
Mr Murren [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 36,180,335
PEO Actually Paid Compensation Amount	0	0	0	0	$ 24,162,737
PEO Name					Mr. Murren
PEO | Mr Hornbuckle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,883,536	12,922,612	10,933,421	8,065,872	$ 23,378,267
PEO | Mr Hornbuckle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,799,864)	6,984,340	(7,210,431)	12,016,295	(367,494)
PEO | Mr Hornbuckle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr Hornbuckle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,357,705)	11,059,015	(3,574,722)	3,762,752	(240,016)
PEO | Mr Hornbuckle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(2,625,358)
PEO | Mr Hornbuckle [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,000)	(10,000,000)	(10,000,000)	(8,000,000)	(11,942,950)
PEO | Mr Murren [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Murren [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,037,152)
PEO | Mr Murren [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,000,000
PEO | Mr Murren [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(612,836)
PEO | Mr Murren [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,496,976)
PEO | Mr Murren [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,870,634)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,586,043	4,038,351	3,416,725	3,489,191	4,570,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,407,574)	2,285,821	(2,007,681)	1,883,198	(202,976)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(943,924)	2,144,638	(909,348)	1,316,755	(115,718)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,925)	0	0	0	(1,556,124)
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,250,000)	$ (3,125,000)	$ (3,125,000)	$ (3,209,438)	$ (2,866,283)